Share-Based Compensation and Benefit Plans - Summary of Stock Option Activity (Detail)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding beginning balance | shares	300,495
Options, Granted | shares	20,450
Options, Exercised | shares	(95,816)
Options, Forfeited | shares	(15,596)
Options, Expired | shares	(1,834)
Options, Outstanding ending balance | shares	207,699
Options, Exercisable | shares	81,860
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 301.5
Weighted-Average Exercise Price, Granted | $ / shares	443.41
Weighted-Average Exercise Price, Exercised | $ / shares	246.75
Weighted-Average Exercise Price, Forfeited | $ / shares	390.03
Weighted-Average Exercise Price, Expired | $ / shares	279.5
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	334.28
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 293.95
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 1 month 24 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 1 month 9 days
Aggregate Intrinsic Value, Outstanding | $	$ 6,451
Aggregate Intrinsic Value, Exercisable | $	$ 3,974